Defined benefit plans (Detail 4.2) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Details Of Net Defined Benefit Liability Asset [Line Items]
of which: net defined benefit asset	$ 911	$ 383
of which: net defined benefit liability	(691)	(487)
Swiss defined benefit plans
Disclosure Of Details Of Net Defined Benefit Liability Asset [Line Items]
of which: amounts owed to active members	16,758	9,336
of which: amounts owed to deferred members	0	0
of which: amounts owed to retirees	$ 13,219	$ 6,412